Other Current and Other Non-Current Assets	12 Months Ended
Dec. 31, 2024
Other Current and Other Non-Current Assets [Abstract]
OTHER CURRENT AND OTHER NON-CURRENT ASSETS
8.	OTHER CURRENT AND OTHER NON-CURRENT ASSETS

	As of December 31,
	2024	2023

Prepayments – office and warehouse rental	$820,110	$818,997
Prepayments and refund - insurance	430,693	91,022
Prepayments - others	566,715	187,759
Input VAT and other taxes receivable	233,709	219,232
Tools and supplies	113,136	143,760
Interest receivable on bank deposits	65,808	108,215
Cash advances to employees	46,685	79,169
Uniforms	14,583	17,417
Other current assets	$2,291,439	$1,665,571

Deposits	$998,971	$402,447
Other non-current assets	$998,971	$402,447